As filed with the Securities and Exchange Commission on June 27, 2003
                                                      Registration Nos. 33-47507
                                                                        811-6652
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                          Pre-Effective Amendment No.                   [ ]

                        Post-Effective Amendment No. 25                 [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                               Amendment No. 27                         [x]
                        _______________________________

                          JULIUS BAER INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  330 Madison Avenue, New York, New York 10017
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (212) 297-3600

                                Michael K. Quain
                                   President
               c/o Bank Julius Baer & Co. Ltd., (New York Branch)
                               330 Madison Avenue
                            New York, New York 10017
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]       immediately upon filing pursuant to paragraph (b)
[x]       on July 11, 2003 pursuant to paragraph (b)
[ ]       60 days after filing pursuant to paragraph (a)(i)
[ ]       on (date) pursuant to paragraph (a)(i)
[ ]       75 days after filing pursuant to paragraph (a)(i)
[ ]       on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

________________________________________________________________________________

This Post-Effective Amendment No. 25 to the Registration Statement of Julius Baer Investment Funds is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 23 which was filed pursuant to Rule 485 (a) (i) on April 1, 2003.

PART A  INFORMATION REQUIRED IN PROSPECTUS
The Prospectus is being incorporated by reference to Post-Effective Amendment No. 23.

PART B  INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information is being incorporated by reference to Post-Effective Amendment No. 23

PART C  OTHER INFORMATION

Item 23.        Exhibits

     (a)   Registrant's   Master  Trust  Agreement  dated  April  30,  1992,  is
     incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

     (a1) Amendment No. 1 to Master Trust Agreement dated June 22, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

     (a2) Amendment No. 2 to Master Trust Agreement dated September 16, 1993, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

     (a3) Amendment No. 3 to Master Trust Agreement dated January 26, 1995, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

     (a4) Amendment No. 4 to Master Trust Agreement dated July 1, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via Edgar on December 30, 1998.

     (a5) Amendment No. 5 to Master Trust Agreement dated October 16, 2002, is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via Edgar on February 28, 2003.

     (a6) Amendment No. 6 to Master Trust Agreement dated March 18, 2003, is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC via Edgar on April 1, 2003.

     (b) Registrant's By-Laws dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

     (b1) Amended and Restated By-Laws dated March 11, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

     (b2)  Second  Amended  and  Restated   By-Laws  dated  March  5,  2003,  is
     incorporated by reference to Post-Effective Amendment No.23 as filed with the SEC via EDGAR on April 1, 2003.

     (c) Not applicable.

     (d) Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on behalf of Julius Baer Global Income Fund dated January 1, 2001, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

     (d1) Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on behalf of Julius Baer International Equity Fund dated January 1, 2001, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

     (d2) Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc. dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC via Edgar on April 1, 2003.

     (e) Distribution Agreement between the Registrant and Unified Management Corporation on behalf of the Julius Baer Global Income Fund and the Julius Baer International Equity Fund dated December 9, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

     (e1) Amendment to the Exhibit A of the Distribution Agreement between the Registrant and Unified Management Corporation on behalf of the Julius Baer Global Income Fund and the Julius Baer International Equity Fund dated December 9, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

     (f) Not applicable.

     (g) Custodian Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

     (g1) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated January 1, 2003 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

     (h) Transfer Agent Agreement between the Registrant and Unified Advisers, Inc. dated March 28, 1994, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

     (h1) Administration Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

     (h1a) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated January 1, 2003 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

     (h2) New Account Application with Unified Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

     (h3) Automatic Investment Plan Application is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

     (h4) Securities Lending Agreement between Registrant and Investors Bank & Trust Company is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC via EDGAR on April 1, 2003.

     (i) Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 9 as filed with the SEC via EDGAR on February 19, 1998.

     (i1) Opinion of Counsel dated February 28, 2003 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

     (j) Consent of Auditors dated February 28, 2003 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

     (k) Not applicable.

     (l) Purchase Agreement between the Registrant and Funds Distributor, Inc. on behalf of BJB Global Income Fund dated June 18, 1992, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

     (m) Distribution Plan of Julius Baer Global Income Fund (formerly BJB Global Income Fund) and Julius Baer International Fund (formerly and BJB International Equity Fund), dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

     (m1) Distribution Plan of Julius Baer International Equity Fund Class F shares is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC via EDGAR on April 1, 2003.

     (m2) Shareholder Services Plan of Julius Baer Global Income Fund (formerly BJB Global Income Fund) and Julius Baer International Equity Fund (formerly BJB International Equity Fund), dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

     (m3) Shareholder Services Plan of Julius Baer International equity Fund Class F shares is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC via EDGAR on April 1, 2003.

     (m4) Distribution Plan of Julius Baer Global High Yield Bond Fund, dated October 2, 2003 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

     (m5) Shareholder Services Plan of Julius Baer Investment Funds and Julius Baer Global High Yield Bond Fund dated October 2, 2002 is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC via EDGAR on April 1, 2003.

     (m6) Form of Shareholder Services Agreement is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC via EDGAR on April 1, 2003.

     (n) Not applicable.

     (o) Third Amended Multi-Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 for the Registrant, dated March 5, 2003, is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC via EDGAR on April 1, 2003.

     (p) Powers of Attorney by each of the Trustees of Julius Baer Investment Funds dated December 2, 1998, are incorporated by reference to Post-Effective Amendment No. 13 as filed with the SEC via EDGAR on September 16, 1999.

     (p1) Power of Attorney by Bernard Spilko, Trustee of Julius Baer Investment Funds, dated December 6, 2000, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

     (q) Code of Ethics of Julius Baer Investment Funds and Julius Baer Investment Management Inc. is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

     (q1) Form of Agreement with respect to Purchase of Class F shares is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC via EDGAR on April 1, 2003.


Item 24.        Persons Controlled by or Under Common Control with Registrant

                None


Item 25.        Indemnification

The Trust is a Massachusetts business trust. As a Massachusetts business trust, the Trust's operations are governed by a Master Trust Agreement (Declaration of Trust). The Declaration of Trust provides that persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Sub-Trust with which such person dealt for the payment of such credit, contract or claim and that neither the shareholders of any Sub-Trust nor the Trustees nor any of the officers, employees or agents of the Trust, nor any other Sub-Trust of the Trust shall be personally liable for such credit, contract or claim. The Trust indemnifies each of the Trustees and officers and other persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, against all liabilities and expenses incurred in connection with the defense or disposition of any action, suit or other proceeding before any court or administrative or legislative body in which such person may be involved as a party or with which such person may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter in which such person did not act in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The Declaration of Trust further provides that a Trustee shall not be liable for errors of judgment or mistakes of fact or law, for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, or for any act or omission of any other Trustee. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for railing to follow such advice. The Trustees, when acting in good faith in discharging their duties, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees. However, nothing in the Declaration of Trust protects any Trustee or officer against any liability to the Trust or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Item 26.     Business and Other  Connections  of  Investment  Adviser and
             Servicing Agent

The list required by this Item 26 of Directors and Officers of the Adviser are incorporated by reference to Schedules A and D to the Adviser's Form ADV filed pursuant to the Investment Adviser's Act of 1940 (Sec File No: 18766).

Item 27. Principal Underwriter.

          (a) Unified Financial Securities, Inc. (the "Unified") acts as principal underwriter for the Registrant. Additionally, Unified is the as principal underwriter for the following investment companies:
          AmeriPrime Advisors Trust
          AmeriPrime Funds
          Forester Funds
          Lindbergh funds
          Metric Wisdom Funds
          Milestone Funds
          Rockland Fund Trust
          Runkel Funds
          Securities Mangement & Timing Funds
          Sparrow Funds
          Tanaka Funds
          Unified Series Trust
Unified Financial Securities, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Unified Financial Services, Inc. is located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806.

          (b) The following is a list of the executive officers, directors and partners of Unified Financial Securities, Inc.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH                 POSITIONS AND OFFICERS
BUSINESS ADDRESS                         PRINCIPAL UNDERWRITER                      WITH FUND
Lynn E. Wood                             Director, Chairman and Chief               None
431 North Pennsylvania Street            Compliance Officer
Indianapolis, IN 46204

Stephen D. Highsmith, Jr.                President, Chief Executive Officer         None
431 North Pennsylvania Street            and Secretary
Indianapolis, IN 46204

Thomas G. Napurano                       Executive Vice President and Chief         None
431 North Pennsylvania Street            Financial Officer
Indianapolis, IN 46204

Timothy L. Ashburn                       Director                                   None
431 North Pennsylvania Street
Indianapolis, IN 46204

          (c) Not applicable

Item  28.       Location of Accounts and Records

                    (1)  Julius Baer Investment Funds
                         c/o Bank Julius Baer & Co., Ltd., New York Branch 330 Madison Avenue
                         New York, New York 10017

                    (2)  Investors Bank & Trust Company
                         200 Clarendon Street
                         Boston, Massachusetts 02116
                         (records relating to its functions as
                         administrator and custodian)

                    (3)  Unified Financial Securities, Inc.
                         431 North Pennsylvania Street
                         Indianapolis, Indiana 46204-1806
                         (records relating to its functions as
                         distributor)

                    (4)  Unified Fund Securities, Inc.
                         431 North Pennsylvania Street
                         Indianapolis, Indiana 46204-1897
                         (records relating to its functions as transfer agent)

                    (5)  Julius Baer Investment Management Inc.
                         330 Madison Avenue
                         New York, New York 10017
                         (records relating to its functions as investment adviser as of January 1, 2001)

Item    29.     Management Services

                Not applicable.

Item    30.     Undertakings

                Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on June 27, 2003.

                          JULIUS BAER INVESTMENT FUNDS
                                  (Registrant)

                            By: /s/ Michael K. Quain
                            ------------------------
                                Michael K. Quain
                                    President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                  TITLE                                      DATE
/s/ Michael K. Quain                       President, Chief Executive and             June 27, 2003
--------------------                       Chief Financial Officer
Michael K. Quain

/s/ Bernard Spilko*                        Trustee                                    June 27, 2003
-------------------
Bernard Spilko

/s/Harvey B. Kaplan*                       Trustee                                    June 27, 2003
--------------------
Harvey B. Kaplan

/s/Robert S. Matthews*                     Trustee                                    June 27, 2003
----------------------
Robert S. Matthews

/s/Gerard J.M. Vlak*                       Trustee                                    June 27, 2003
--------------------
Gerard J.M. Vlak

/s/Martin Vogel*                           Trustee                                    June 27, 2003
----------------
Martin Vogel

/s/Peter Wolfram*                          Trustee                                    June 27, 2003
-----------------
Peter Wolfram

*By /s/ Cynthia J. Surprise
    --------------------
    Cynthia J. Surprise
    (As Attorney-in-Fact pursuant
    to Powers of Attorney
    filed herewith)